FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Probable | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	4.87%
Probable | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	1.05%
Probable | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	14.90%
Probable | Euribor
Sensitivity analysis assumptions
Risk Variable (as a percent)	1.96%
Probable | Price of Copper (Ton) - US$
Sensitivity analysis assumptions
Risk Variable (price)	R$ 12,504
Probable | United States of America, Dollars
Sensitivity analysis assumptions
Risk Variable Ratio	5,500
Probable | Euro Member Countries, Euro
Sensitivity analysis assumptions
Risk Variable Ratio	6,470
25% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	6.12%
25% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	1.31%
25% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	18.63%
25% depreciation | Euribor
Sensitivity analysis assumptions
Risk Variable (as a percent)	2.46%
25% depreciation | Price of Copper (Ton) - US$
Sensitivity analysis assumptions
Risk Variable (price)	R$ 15,630
25% depreciation | United States of America, Dollars
Sensitivity analysis assumptions
Risk Variable Ratio	6,880
25% depreciation | Euro Member Countries, Euro
Sensitivity analysis assumptions
Risk Variable Ratio	8,090.00
50% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	7.39%
50% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	1.58%
50% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	22.35%
50% depreciation | Euribor
Sensitivity analysis assumptions
Risk Variable (as a percent)	2.95%
50% depreciation | Price of Copper (Ton) - US$
Sensitivity analysis assumptions
Risk Variable (price)	R$ 18,756
50% depreciation | United States of America, Dollars
Sensitivity analysis assumptions
Risk Variable Ratio	8,250
50% depreciation | Euro Member Countries, Euro
Sensitivity analysis assumptions
Risk Variable Ratio	9,700